Staff costs and Directors' emoluments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Staff Costs

	2018 $m	2017 $m	2016 $m
Staff[a]
Costs
Wages and salaries	1,956	1,868	1,738
Social security costs	127	106	106
Pension and other post-retirement benefits:
Defined benefit plans (note 25)	19	5	5
Defined contribution plans	63	61	58

	2,165	2,040	1,907

Analysed as:
Costs borne by IHG[a]	708	645	594
Costs borne by the System Fund[b]	347	339	311
Costs reimbursed	1,110	1,056	1,002

	2,165	2,040	1,907

Summary of Average Number of Employees
2018		2017		2016
Average number of employees, including part-time employees
Employees whose costs are borne by IHG:
Americas	2,225		2,149		2,121
EMEAA	3,255		2,267		2,380
Greater China	324		294		299
Central	1,794		1,948		1,787

	7,598		6,658		6,587

Employees whose costs are borne by the System Fund	5,214		5,555		5,434
Employees whose costs are reimbursed	22,518		22,577		22,002

	35,330		34,790		34,023

Summary of Director's Emoluments

	2018 $m	2017 $m	2016 $m
Directors’ emoluments
Base salaries, fees, performance payments and benefits	7.1	4.9	6.1